Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Delaware Tax-Free Arizona Fund))	0 Months Ended
Dec. 28, 2012
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
Class A
Average Annual Return:
1 Year	4.06%
5 Years	3.39%
10 Years	4.27%
Class A | return after taxes on distributions
Average Annual Return:
1 Year	4.05%
5 Years	3.38%
10 Years	4.23%
Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.01%
5 Years	3.45%
10 Years	4.23%
Class B
Average Annual Return:
1 Year	4.26%
5 Years	3.31%
10 Years	4.12%
Class C
Average Annual Return:
1 Year	7.16%
5 Years	3.57%
10 Years	3.98%